American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2023

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.4%
California — 97.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	575,000	583,158
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	900,000	933,034
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,452,159
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,837,075
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,395,000	1,505,725
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	528,095
Alameda Community Facilities District Special Tax, (Alameda Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,221,528
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,582,915
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,063,887
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,638,183
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	5,703,849
Alameda County Joint Powers Authority Rev., (Alameda County), 5.00%, 12/1/31	2,000,000	2,329,956
Alameda County Joint Powers Authority Rev., (Alameda County), 5.00%, 12/1/32	2,350,000	2,771,631
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,008,174
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,108,992
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,260,218
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,371,117
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,562,670
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	8,105,000	8,554,138
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	762,768
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	442,438
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	748,002
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	955,677
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,538,118
Bay Area Toll Authority Rev., 5.00%, 4/1/24	9,340,000	9,400,980
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,123,930
Bay Area Toll Authority Rev., VRN, 4.55%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,002,765
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,721,326
Bay Area Toll Authority Rev., VRN, 4.40%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,750,395
Bay Area Toll Authority Rev., VRN, 3.71%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,792,935
Bay Area Toll Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,952,795
Brea Redevelopment Agency Tax Allocation, 5.00%, 8/1/24	5,110,000	5,116,632
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 5.00%, 8/1/33	1,500,000	1,611,007
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 5.00%, 8/1/34	1,785,000	1,914,775
Burlingame School District GO, 5.00%, 8/1/48	2,545,000	2,809,505
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	20,000,000	17,591,056
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	10,776,889
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,451,974
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,204,387
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	6,900,000	7,223,226
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,665,000	5,077,563
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)(3)	4,000,000	4,225,147
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	286,794
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	832,995
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,334,671
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,632,906
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	955,000	965,801
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	486,290

California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	431,390
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	203,492
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	276,331
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	242,411
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	974,331
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	934,767
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	786,096
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,540,484
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 5/1/45	1,450,000	1,697,793
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	815,118
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	316,677
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	845,045
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	524,794
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	667,102
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,565,503
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,949,856
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,545,286
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,761,607
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,477,560
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,122,922
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,254,615
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,810,179
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	415,985
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,467,659
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,812,463
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	786,752
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,123,125
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,347,480
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,980,227
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,743,190
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,202,931
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	509,741
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,408,487
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,597,615
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,765,793
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,564,765
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,825,560
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,086,354
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,586,474
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,142,875
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,473,685
California Housing Finance Rev., 4.25%, 1/15/35	5,238,308	5,157,461
California Housing Finance Rev., 3.50%, 11/20/35	12,324,121	11,461,472
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,217,222
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,010,101
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,205,120
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,000,100

California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,370,137
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.65%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,714,659
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,993,820
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	510,020
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	355,266
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	366,835
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	570,621
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	574,411
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	612,883
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	627,112
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	406,562
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.00%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,434,581
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,565,195
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,184,185
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,829,578
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28 (California Mortgage Insurance)	2,995,000	2,995,853
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28 (California Mortgage Insurance)	595,000	599,126
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,169,362
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	995,253
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	315,239
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	159,332
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	238,256
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	237,656
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	210,756
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	236,553
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	235,976
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	261,403
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	234,465
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	258,945
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	283,053
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	307,417
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,070,765
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,272,909
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,067,476
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,204,410
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,817,862
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,200,373
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	725,651
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(4)	435,000	437,217
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(4)	1,130,000	1,086,881
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	735,035
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,514,880
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,558,633
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,113,334
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	444,647
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(4)	110,000	107,354

California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(4)	200,000	197,196
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(4)	100,000	103,109
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(4)	1,590,000	1,536,354
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	557,432
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	751,766
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,022,810
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,452,391
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	1,968,910
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,024,650
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,820,107
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,460,560
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,804,710
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,135,266
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	596,828
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	287,707
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	694,331
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,055,791
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,328,862
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,190,185
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,041,054
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,039,880
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,388,239
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,554,527
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,414,500
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,542,544
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,080,817
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,037,334
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,655,028
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	743,037
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,026,634
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,730,487
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,774,993
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,647,281
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,667,602
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,140,121
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	718,835
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,048,146
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,063,517
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(4)	1,455,000	1,451,930
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(4)	1,530,000	1,523,773
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(4)	1,000,000	982,284
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(4)	2,750,000	2,514,838
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,256,366
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	567,914
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,462,441
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-06), 5.75%, 9/1/42	1,500,000	1,548,525
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(4)	2,000,000	2,043,942
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(4)	3,435,000	3,465,490

California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	511,460
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,019,548
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	801,054
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(4)	1,500,000	1,429,898
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(4)	2,800,000	2,639,714
California School Finance Authority Rev., 5.00%, 6/1/37(4)	240,000	232,223
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(4)	7,000,000	6,948,717
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	100,000	103,282
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(4)	325,000	312,872
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(4)	1,000,000	1,014,663
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(4)	525,000	475,281
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,100,000	1,101,235
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(4)	465,000	420,224
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(4)	680,000	554,530
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(4)	160,000	160,609
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(4)	150,000	151,739
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(4)	150,000	153,616
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(4)	160,000	165,620
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(4)	190,000	198,274
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(4)	750,000	781,888
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(4)	1,000,000	1,035,870
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(4)	740,000	750,904
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(4)	420,000	416,580
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(4)	750,000	741,415
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	300,000	301,796
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	380,264
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	677,338
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	613,547
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	260,000	275,697
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(4)	280,000	281,560
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(4)	740,000	709,942
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33(4)	925,000	963,166
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	707,412
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	750,907
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	796,043
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	844,843
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	898,201
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	943,905
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,768,242
California State Public Works Board Rev., 5.00%, 12/1/23	10,000,000	10,000,000
California State Public Works Board Rev., 5.00%, 12/1/24	5,000,000	5,092,894
California State Public Works Board Rev., 5.00%, 9/1/29	5,000,000	5,621,142
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,071,748
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,130,756
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	35,649
California State University Rev., 5.00%, 11/1/28	2,000,000	2,156,867
California State University Rev., 5.00%, 11/1/29	1,000,000	1,076,131
California State University Rev., 5.00%, 11/1/30	3,000,000	3,223,669
California State University Rev., 5.00%, 11/1/31	2,900,000	3,110,939
California State University Rev., 4.00%, 11/1/34	10,000,000	10,161,718
California State University Rev., 4.00%, 11/1/37	2,375,000	2,393,827

California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,293,091
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,275,333
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,476,516
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,068,428
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	802,430
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	762,816
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,031,950
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,644,097
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	781,396
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	950,184
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,319,458
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,055,477
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	731,909
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,555,009
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,003,331
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,948,518
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,097,294
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,030,906
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,277,959
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,981,124
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,273,530
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	758,270
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	808,822
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,900,731
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	307,864
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	342,915
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	676,994
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	693,083
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,311,075
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	619,238
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,636,157
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	378,066
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 2/15/26, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	640,000	671,492
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	210,496
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	278,166
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	149,978
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	129,235
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	185,527
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	1,870,000	1,831,393
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(4)	375,000	377,502
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(4)	475,000	460,067

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,117,921
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(4)	1,000,000	1,019,171
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	6,500,000	6,576,125
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,086,488
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,354,670
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,702,448
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	3,891,943
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,032,751
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	618,581
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	893,612
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,750,000
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	671,218
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	475,000	490,728
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,298,541
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2018-01), 4.00%, 9/1/40	1,080,000	984,222
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,411,847
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,071,759
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	206,994
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,203,906
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	783,264
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,237,337
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,468,852
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	650,924
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	491,535
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,139,151
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,263,714
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,616,858
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,881,919
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,117,636
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,033,958
City & County of San Francisco GO, 4.00%, 6/15/29	13,820,000	13,823,285
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/27(4)	295,000	303,876
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/32(4)	400,000	422,522
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/37(4)	385,000	391,584
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(4)	100,000	99,640
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(4)	150,000	147,851
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(4)	850,000	737,951
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,808,106
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	586,436
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	737,792
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,032,007
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(4)	1,650,000	1,113,616
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(4)	1,900,000	1,395,120
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(4)	5,000,000	3,345,090
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(4)	7,980,000	5,624,387
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(4)	705,000	448,864
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	224,023
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	248,374

Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	272,940
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	262,269
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	297,209
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	491,991
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,283,527
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,192,934
Desert Sands Unified School District GO, 5.00%, 8/1/24	2,200,000	2,230,151
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,849,862
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	194,159
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/38	1,290,000	1,301,369
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	345,409
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/43	2,280,000	2,228,067
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/37	955,000	985,815
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/38(3)	785,000	799,747
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.25%, 9/1/42	2,000,000	2,046,017
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.125%, 9/1/43(3)	1,265,000	1,276,424
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	411,127
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	695,635
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	516,628
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,324,155
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,837,123
Eastern Municipal Water District Rev., VRN, 3.40%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,736,892
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,761,320
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,543,243
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)(3)	625,000	726,501
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,767,399
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	545,000	527,003
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	903,286
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,627,924
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,167,004
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	578,461
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,107,771
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	994,689
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	247,267
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	544,041
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	642,204
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,273,204
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,610,642
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	326,209
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	361,963
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	258,317
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,694,000	3,816,893
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	720,713
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	523,795
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,588,082
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,729,828
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	713,389
Fremont Union High School District GO, 5.00%, 8/1/34(3)	1,750,000	2,050,706
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,294,593
Fremont Union High School District GO, 5.00%, 8/1/35(3)	2,000,000	2,333,584

Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,358,241
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,732,659
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,509,252
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,079,971
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,451,142
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,505,112
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,030,745
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,318,416
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,155,056
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,577,123
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,868,428
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(4)	8,930,000	7,926,031
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,754,164
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,023,582
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,017,176
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,386,015
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,527,286
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,833,971
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,557,951
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	491,887
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	447,087
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	586,132
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,056,157
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,428,604
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(4)	700,000	716,095
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(4)	900,000	905,325
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,533,692
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	524,911
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	248,566
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	526,524
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	525,291
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	313,720
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	891,231
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	516,989
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,670,424
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,766,840
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,572,857
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,006,327
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/49	1,480,000	1,485,091
Irvine Facilities Financing Authority Rev., (Irvine), 5.25%, 5/1/43	2,500,000	2,587,251
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,295,979
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	995,919
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,511,189
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,590,279
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,325,000	1,357,722
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	661,889
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	390,141
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	373,965
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	427,502
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	554,237
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/40	685,000	641,544
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,069,913
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	688,674
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,013,236
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,141,053

Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,290,513
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,140,038
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	352,013
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	336,287
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,332,555
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,332,311
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	439,765
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	618,317
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	888,747
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	709,556
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,036,856
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,804,785
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,335,478
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,387,366
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,520,314
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	811,312
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	608,610
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,268,207
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,627,725
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,317,326
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,233,807
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,433,337
Los Angeles Community College District GO, 5.00%, 8/1/24	19,000,000	19,260,399
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,235,092
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,079,357
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	1,000,000	931,759
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,844,468
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,325,234
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,518,942
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,807,354
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,758,956
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,449,058
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,340,425
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,602,698
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,574,096
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,012,964
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,608,045
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	10,265,000	11,219,746
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,696,523
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,891,165
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,280,277
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,306,767
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,596,912
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,056,636
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,301,848
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/43	8,150,000	9,006,251
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/28	10,000,000	11,080,355
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,573,745
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	7,895,000	7,982,962
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,898,818
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,427,189
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,792,900
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	2,001,179

Los Angeles Unified School District COP, 5.00%, 10/1/25	730,000	756,104
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,045,335
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,647,403
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,590,745
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,060,018
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,695,776
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,485,041
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,796,006
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,641,560
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	10,008,450
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,897,442
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,018,714
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,119,827
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	5,021,997
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	485,875
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	723,114
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,109,096
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,047,010
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,887,606
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,982,739
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,341,546
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,153,218
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,125,385
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,170,779
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,398,730
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,498,557
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	723,097
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,474,252
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,900,891
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,500,496
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,883,698
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,246,464
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,323,347
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,451,155
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,752,454
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	780,607
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	755,978
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	755,978
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	755,978
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,007,970
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,511,955
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,763,948
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,101,618
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,896,442
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,523,101
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,787,197
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	254,559
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,301,132
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,506,871
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,757,866
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,004,460
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,605,720
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	17,300,000	17,276,821
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	505,714
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,065,819

Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,379,781
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,053,462
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,052,374
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,950,188
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,850,215
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,916,655
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,432,519
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,211,202
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	670,802
Oakland Unified School District / Alameda County GO, 5.25%, 8/1/40 (AGM)	1,500,000	1,727,359
Oakland Unified School District / Alameda County GO, 5.25%, 8/1/41 (AGM)	2,250,000	2,580,996
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	314,942
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	325,568
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	342,902
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	233,245
Ontario Community Facilities District No. 56 Special Tax, 5.00%, 9/1/38(3)	1,200,000	1,242,583
Ontario Community Facilities District No. 56 Special Tax, 5.25%, 9/1/43(3)	1,000,000	1,034,192
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	3,009,344
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	9,254,108
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	284,086
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	633,679
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	660,641
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	959,576
Orange County Airport Rev., 5.00%, 7/1/24(2)	1,470,000	1,486,210
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,031,816
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,055,124
Orange County Community Facilities District Special Tax, 5.00%, 8/15/37	1,300,000	1,364,285
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,077,489
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,306,462
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/32	2,575,000	2,667,980
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,711,516
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2023-1), 5.50%, 8/15/48(3)	1,200,000	1,227,102
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,355,422
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	10,000,000	10,091,185
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,022,722
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,093,418
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,016,639
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,721,911
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,527,954
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,518,327
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,007,282
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,121,029
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,319,124
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,882,346
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	374,007
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,276,704
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,195,427
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,285,891
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	660,277
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	488,430
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	746,308

Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,130,914
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,404,470
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,828,630
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,390,734
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,200,024
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,686,872
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,098,844
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,896,979
Pasadena Area Community College District GO, 5.00%, 8/1/48	3,320,000	3,648,189
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	3,055,695
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,160,256
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	871,849
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	330,364
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	474,203
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	593,533
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,296,200
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	4,015,065
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,130,292
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,348,991
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	870,000	961,200
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,108,953
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,302,579
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,715,855
Rancho Santa Fe Community Services District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,566,956
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,676,683
Redwood City School District GO, 5.00%, 8/1/38	200,000	229,988
Redwood City School District GO, 5.00%, 8/1/39	250,000	285,868
Redwood City School District GO, 5.00%, 8/1/40	350,000	397,154
Redwood City School District GO, 5.00%, 8/1/41	630,000	711,758
Redwood City School District GO, 5.00%, 8/1/42	700,000	786,501
Redwood City School District GO, 5.00%, 8/1/43	525,000	588,355
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,180,431
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,399,859
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,106,315
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	7,029,043
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.55%, 12/1/23	100,000	100,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.55%, 12/1/23	150,000	150,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.70%, 12/1/23	465,000	465,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.70%, 12/1/23	2,000,000	2,000,000
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	334,805
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	372,305
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	705,387
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,416,405
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	407,007
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	448,054
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	771,328
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,151,160
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,687,527
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,522,928
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	2,003,901
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,375,240
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,113,044
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,538,611
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	7,927,753

Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,045,399
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,142,318
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,034,272
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1), 5.00%, 9/1/38	250,000	261,685
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1), 5.00%, 9/1/43	425,000	435,678
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,112,814
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,074,232
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,449,388
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,294,723
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,084,695
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,292,161
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	336,093
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	356,883
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,767,018
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,354,842
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	437,737
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	573,476
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	713,501
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	265,244
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	220,014
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	314,705
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	555,751
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	638,206
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	906,117
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,579,166
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,087,565
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,084,479
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,587,518
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	805,000	815,892
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,014,187
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,072,733
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,914,857
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,085,788
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,456,424
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,446,622
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,404,646
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,438,944
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,052,109
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	762,964
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,092,301
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	880,564
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	17,595,403
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,349,288
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,316,808
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	702,102
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,071,661
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	910,488
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,070,596
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	748,584
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,066,982
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,076,597

San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,012,110
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,493,657
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,411,839
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,462,758
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,592,005
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,320,914
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,062,611
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,579,467
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,045,012
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	5,398,239
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	500,641
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,428,313
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	6,008,435
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	703,411
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,607,678
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,467,805
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,547,321
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,456,244
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,410,662
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,147,488
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,577,604
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	430,634
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	557,475
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	374,994
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	404,810
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,086,219
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	7,000,000	7,893,430
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	847,077
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,581,927
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,235,510
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,816,865
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,459,695
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	979,789
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,299,524
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,049,727
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/47	5,000,000	5,513,203
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	145,476
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	208,642
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	475,711
San Luis Obispo County Financing Authority Rev., (San County Luis Obispo), 5.50%, 11/15/47	4,000,000	4,387,259
San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25	3,940,000	4,080,351
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,177,052
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,152,753
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,088,729
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,129,595
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,291,317
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,020,889
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	794,865
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,387,276
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,363,599
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,698,268
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	942,897

Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	935,130
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,250,992
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,081,137
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,136,116
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,318,766
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,834,211
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,545,867
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,001,725
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,028,448
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,136,318
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,470,167
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,315,393
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,099,648
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,067,407
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	620,826
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	4,002,900
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,416,304
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,158,201
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,393,716
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,686
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	478,952
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	77,868
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,220,269
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,612,494
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	88,992
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,202,845
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,581,188
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,150,297
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,038,617
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,232,497
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,434,996
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	872,524
Southern California Public Power Authority Rev., 5.00%, 7/1/48 (Los Angeles Department of Water & Power Power System Rev.)	6,250,000	6,921,584
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,403,022
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,349,888
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,563,842
State of California GO, 5.00%, 12/1/26	1,045,000	1,045,497
State of California GO, 4.00%, 11/1/27	2,000,000	2,096,529
State of California GO, 5.00%, 11/1/27	1,155,000	1,158,727
State of California GO, 5.00%, 11/1/27	11,850,000	11,854,420
State of California GO, 5.00%, 9/1/28	10,000,000	11,080,534
State of California GO, 5.00%, 11/1/28	5,000,000	5,558,724
State of California GO, 5.00%, 11/1/29	1,205,000	1,205,449
State of California GO, 5.00%, 11/1/29	1,420,000	1,424,582
State of California GO, 5.00%, 4/1/30	2,500,000	2,786,282
State of California GO, 5.00%, 9/1/31	3,685,000	4,293,513
State of California GO, 5.00%, 11/1/31	7,435,000	8,001,943
State of California GO, 4.00%, 3/1/37	10,100,000	10,464,100
State of California GO, 5.00%, 4/1/37	5,000,000	5,017,654
State of California GO, 4.00%, 3/1/38	5,000,000	5,126,473
State of California GO, 5.00%, 4/1/38	3,500,000	3,780,432
State of California GO, 5.00%, 9/1/38	5,000,000	5,773,311
State of California GO, 4.00%, 10/1/39	7,500,000	7,707,804
State of California GO, 4.00%, 10/1/41	6,595,000	6,741,498

State of California GO, 4.00%, 4/1/42	7,500,000	7,626,353
State of California GO, 4.00%, 9/1/42	1,000,000	1,017,558
State of California GO, 5.00%, 9/1/42	2,025,000	2,138,606
State of California GO, 5.00%, 9/1/42	4,000,000	4,486,122
State of California GO, 5.25%, 10/1/45	1,430,000	1,623,486
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,087,996
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,104,385
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,282,025
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,512,038
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,010,882
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,098,940
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,098,322
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,577,217
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,889,819
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,913,756
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	537,628
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,240,087
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	821,372
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	805,162
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,074,913
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	445,622
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,684,354
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,342,545
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.25%, 9/1/38	700,000	731,170
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.625%, 9/1/43	1,400,000	1,466,784
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	439,425
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,222,881
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,373,734
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	858,381
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,518,485
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	788,966
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,065,506
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	855,901
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	314,532
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	300,000	312,168
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	727,244
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	326,514
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,029,069
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	342,336
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	605,351
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	454,239
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	776,693
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,028,933
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,027,751
University of California Rev., 4.00%, 5/15/26	2,415,000	2,482,021

University of California Rev., 5.00%, 5/15/35	15,000,000	17,931,273
University of California Rev., 5.00%, 5/15/42	2,500,000	2,731,027
University of California Rev., 5.00%, 5/15/43	7,500,000	8,420,624
University of California Rev., 4.00%, 5/15/46	8,465,000	8,417,952
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,117,855
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,585,057
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,544,434
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	964,815
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	170,749
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	225,593
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	336,362
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	557,463
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	787,715
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	301,099
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	249,336
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	222,911
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,519,967
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,026,623
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,039,934
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,139,140
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,161,549
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,831,208
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,705,749
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,206,098
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,035,505
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	4,027,612
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,913,786
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,697,263
		1,923,620,253
Guam — 0.1%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	352,283
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	356,583
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	515,235
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	937,467
		2,161,568
TOTAL INVESTMENT SECURITIES — 97.4% (Cost $1,938,118,948)		1,925,781,821
OTHER ASSETS AND LIABILITIES — 2.6%		52,051,977
TOTAL NET ASSETS — 100.0%		$1,977,833,798

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $79,398,216, which represented 4.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.